RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Nature of Relationships	Nature of relationships with related parties
Name	Relationship with the Company
Wenzhou Ailefu Technology Co. Ltd. (“Ailefu”)	An entity 100% owned by Xiangze
Hangzhou Xiangze Trading Co. Ltd. (“Xiangze”)	An entity 100% owned by Lingyi Kong
Wenzhou Leiling Technology Development Co. Ltd. (“Leiling”)	An entity with Shengling Xiang as legal representative
Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd. (“Fushishenye”)	An entity with Lingyi Kong as legal representative
Zhejiang Rayak Technology Co. Ltd. (“Rayak Tech”)	An entity 85% owned by Shengling Xiang and 15% owned by Zhejiang Leiya Electronics Co., Ltd.
Chuanlong Lin	Relative of Lingyi Kong; former controlling shareholder of New Focus
Erayak International Limited (“Erayak International”)	An entity 100% owned by Lingyi Kong
Shengling Xiang	Executive and legal rep of the Company
Lingyi Kong	Controlling shareholder of the Company
Chunhua Xiang	Relative of Lingyi Kong
Accounts	Name of related parties	June 30, 2026	December 31, 2025
Due to related party	Lingyi Kong	2,071,450	1,212,020
	Zhejiang Rayak Technology Co. Ltd.	618,682	564,868
TOTAL		$2,690,132	$1,776,888
Accounts payables, related parties	Wenzhou Ailefu Technology Co. Ltd.	655,970	132,136
TOTAL		$655,970	$132,136
Accounts receivables, related parties	Zhejiang Rayak Technology Co., Ltd.	7,319,298	3,178,800
TOTAL		$7,319,298	$3,178,800
Advance to suppliers, related parties	Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd.	-	671,200
	Wenzhou Ailefu Technology Co. Ltd.	-	613,585
TOTAL		$-	$1,284,785
Other receivables, related parties	Wenzhou Ailefu Technology Co. Ltd.	14,738	14,300
TOTAL		$14,738	14,300